Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment - R & D and Collaborative Arrangements (Detail) - USD ($)
				1 Months Ended				3 Months Ended			12 Months Ended
		Jan. 01, 2018	Oct. 31, 2016	Dec. 31, 2016	May 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Apr. 01, 2018	Apr. 02, 2017	Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues	[1]										$ 53,647,000,000	$ 52,546,000,000	$ 52,824,000,000
Cost of sales	[1],[2]										(11,248,000,000)	(11,228,000,000)	(12,322,000,000)
Selling, informational and administrative expenses	[1],[2]										(14,455,000,000)	(14,804,000,000)	(14,844,000,000)
Research and development expenses	[1],[2]										(8,006,000,000)	(7,683,000,000)	(7,892,000,000)
Other income/(deductions)—net	[1]										(2,116,000,000)	(1,416,000,000)	(3,794,000,000)
NovaQuest Co-Investment Fund II, L.P. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Amount refunded to NovaQuest				$ 31,300,000
Maximum funding amount					$ 250,000,000
Percentage of costs to be reimbursed					40.00%
Reduction to research and development expense													180,300,000
NovaQuest Co-Investment Fund V, L.P. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum funding amount						$ 200,000,000
Percentage of costs to be reimbursed						100.00%
Reduction to research and development expense											57,600,000	72,100,000	46,600,000
Research and development, contingent payments, maximum exposure						$ 267,000,000
Term over which funding will be received						3 years 3 months
RPI Finance Trust [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum funding amount							$ 300,000,000
Percentage of costs to be reimbursed							100.00%
Reduction to research and development expense											99,300,000	75,600,000	44,900,000
Research and development, contingent payments, maximum exposure							$ 250,000,000
Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues											4,409,000,000	3,533,000,000	2,405,000,000
Cost of sales	[3]										(296,000,000)	(329,000,000)	(315,000,000)
Selling, informational and administrative expenses	[4]										(90,000,000)	(54,000,000)	(5,000,000)
Research and development expenses	[5]										162,000,000	222,000,000	64,000,000
Other income/(deductions)—net	[6]										281,000,000	249,000,000	542,000,000
Upfront payments and milestone payments											50,000,000	15,000,000	15,000,000
Collaborative Arrangement [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments											98,000,000	147,000,000	120,000,000
Deferred milestone revenue recognized											37,000,000
Collaborative Arrangement [Member] | Merck KGaA [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative arrangement sales based milestones payments												140,000,000
Potential milestone payments										$ 2,000,000,000
Collaborative Arrangement [Member] | Merck [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments											$ 40,000,000	150,000,000
Collaborator's revenue and expense ownership percentage											60.00%
Company's revenue and expense ownership percentage											40.00%
Collaborative Arrangement [Member] | Merck [Member] | Other Nonoperating Income (Expense) [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments									$ 90,000,000		$ 40,000,000
Milestone payment due to be received								$ 40,000,000				60,000,000
Deferred milestone revenue recognized								90,000,000
Collaborative Arrangement [Member] | Other Noncurrent Liabilities [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred milestone revenue recognized											8,000,000
Collaborative Arrangement [Member] | Other Noncurrent Liabilities [Member] | Merck [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred milestone payment												60,000,000
Collaborative Arrangement [Member] | Deferred Revenue [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments														$ 200,000,000
Collaborative Arrangement [Member] | Other current liabilities [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred milestone revenue recognized											30,000,000
Revenues [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues	[7]										571,000,000	606,000,000	659,000,000
Alliance Revenues [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues	[8]										$ 3,838,000,000	$ 2,927,000,000	$ 1,746,000,000
Royalty revenue, term			36 months
Collaborative Arrangement, Upfront Cash Payment [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments										$ 850,000,000
Revenues [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cumulative effect on retained earnings, before tax		$ 584,000,000						584,000,000
Revenues [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Collaborative Arrangement [Member] | Merck [Member] | Other Nonoperating Income (Expense) [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred milestone revenue recognized								85,000,000
Revenues [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Collaborative Arrangement [Member] | Other Noncurrent Liabilities [Member] | Merck [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred milestone payment								60,000,000
Revenues [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Collaborative Arrangement [Member] | Deferred Revenue [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred milestone revenue recognized								$ 107,000,000

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1L. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	Primarily relates to amounts paid to collaboration partners for their share of net sales or profits earned in collaboration arrangements where we are the principal in the transaction, and cost of sales associated with inventory purchased from our partners.
[4]	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.
[5]	Primarily relates to upfront payments and pre-approval milestone payments earned by our partners as well as net reimbursements. The upfront and milestone payments were as follows: $50 million in 2018, $15 million in 2017 and $15 million in 2016. Our collaboration with Lilly (see below) also includes reimbursements of $98 million in 2018, $147 million in 2017 and $120 million in 2016.
[6]	Primarily relates to royalties from our collaboration partners. The decrease in 2017 is due to the October 31, 2016 expiration of our 36 month royalty arrangement on sales of Enbrel in the U.S. and Canada, partially offset by a full year of royalties earned in 2017, versus a partial year in 2016, on Xtandi ex-U.S. sales.
[7]	Represents sales to our partners of products manufactured by us.
[8]	Substantially all relates to amounts earned from our partners under co-promotion agreements. The increases in 2018 and 2017 reflect increases in alliance revenues from Eliquis and Xtandi.